UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ----
This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221

Form 13F File Number: 28-7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
Title:  Vice President
Phone:  716-633-6555
        -------------------------

Signature,  Place, and Date of Signing:

/s/ James P. Julian              Williamsville, New York               8/14/06

    [Signature]                       [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       43

Form 13F Information Table Value Total:       $130,975,394


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  7642073  231859          x       none        x      0    0
WYETH                          COMMON           983024100  6318522  142277          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  5831685   97130          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  5575051  115737          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  5288133  173041          x       none        x      0    0
BP                             COMMON           556221074  5274698   75775          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  5179321   81667          x       none        x      0    0
AFLAC INC                      COMMON           1055102    4674398  100850          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   4596334   77838          x       none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  4594895   82642          x       none        x      0    0
UNITED PARCEL                  COMMON           911312106  4386131   53275          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  4293180   91500          x       none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  4144500   76750          x       none        x      0    0
PFIZER                         COMMON           717081103  3675731  156614          x       none        x      0    0
ALTRIA                         COMMON           02209s103  3640219   49574          x       none        x      0    0
INTEL CORP                     COMMON           458140100  3497995  184105          x       none        x      0    0
FANNIE MAE                     COMMON           313586109  3444393   71609          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  3429804   22800          x       none        x      0    0
DENTSPLY                       COMMON           249030107  3405175   56191          x       none        x      0    0
VANGUARD EMERGING MARKETS
VIPERS                         COMMON           922042858  3287922   51150          x       none        x      0    0
EXXON CORP                     COMMON           302290101  3127255   50974          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  3065175   64530          x       none        x      0    0
TEVA                           COMMON           881624209  2955245   93550          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  2907965   78700          x       none        x      0    0
ECANA                          COMMON           292505104  2833348   53825          x       none        x      0    0
MICROSOFT                      COMMON           594918104  2809328  120572          x       none        x      0    0
DONALDSON                      COMMON           257651109  2552172   75352          x       none        x      0    0
STRYKER                        COMMON           863667101  2505756   59505          x       none        x      0    0
MC CORMICK                     COMMON           579780206  2465925   73500          x       none        x      0    0
CISCO                          COMMON           17275R102  2235599  114470          x       none        x      0    0
SLM                            COMMON           78442P106  1797957   33975          x       none        x      0    0
POWERSHARES DYNAMIC BIOTECH &
GENOME                         COMMON           73935X856  1553617   95725          x       none        x      0    0
BARCLAYS                       COMMON           06738E204  1490139   32550          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1292760   30780          x       none        x      0    0
3M                             COMMON           88579Y101  1130780   14000          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100   903420   21000          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   894650   14500          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   670800   16125          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   443758   17160          x       none        x      0    0
BELLSOUTH                      COMMON           79860102    397621   10984          x       none        x      0    0
M&T                            COMMON           55261F104   283008    2400          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   266240    4000          x       none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   212716    3550          x       none        x      0    0